Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Taxes on Income [Line Items]
Blended corporate tax rate	28.00%
Carry forward tax losses (in Dollars)	$ 6,418	$ 3,870
Israeli Tax Laws [Member]
Taxes on Income [Line Items]
Blended corporate tax rate	23.00%
UK tax law [Member]
Taxes on Income [Line Items]
Blended corporate tax rate	19.00%